Segment and Geographic Information (Assets by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 1,505,053	$ 1,403,202
Reportable Geographical Segments [Member]
Segment Reporting Information [Line Items]
Total assets	1,575,708	1,544,809
Reportable Geographical Segments [Member] | Brazil [Member]
Segment Reporting Information [Line Items]
Total assets	726,250	612,074
Reportable Geographical Segments [Member] | Caribbean Division [Member]
Segment Reporting Information [Line Items]
Total assets	355,568	382,022
Reportable Geographical Segments [Member] | NOLAD [Member]
Segment Reporting Information [Line Items]
Total assets	247,546	308,632
Reportable Geographical Segments [Member] | SLAD [Member]
Segment Reporting Information [Line Items]
Total assets	246,344	242,081
Corporate and Others [Member]
Segment Reporting Information [Line Items]
Total assets	82,822	36,946
Purchase Price Allocation [Member]
Segment Reporting Information [Line Items]
Total assets	$ (153,477)	$ (178,553)